Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Transaction and integration costs	$ (2,198)	$ (3,862)
Gain on bargain purchase of Florida Canyon Gold Inc.	0	14,181
Gain on debt modification	0	1,513
Non-deductible tax charges	(1,044)	0
Change in estimated reclamation provision (Note 15)	(232)	(477)
Gain (loss) on disposal of mineral properties, plant and equipment (Note 11)	(239)	109
Other (expense) income	(362)	110
Other expense	$ (4,075)	$ 11,574